Note 6 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]
(6)	Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Because of the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities could occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.